OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Securities designated as FVTPL	$174	$37
Derivative assets	48	12
Securities designated as AFS	150	168
Restricted cash	153	104
Inventory	216	10
Other	157	169
Total other non-current assets	$898	$500